REVENUE RECOGNITION (Tables)	9 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

	Nine months ended
	September 30, (unaudited)
	2023	2022
Revenue from sales of Computing Equipment	$-	$499,758
Revenue from Computing Power Sharing services	138,508	1,077,061
Revenue from Project Management for Computing Share	6,153	564,052
Consulting service	350,000	-
Total Revenue	$494,661	$2,140,871

	Three months ended
	September 30, (unaudited)
	2023	2022
Revenue from Computing Power Sharing services	$36,908	$206,753
Total Revenue	$36,908	$206,753